Future Aircraft Leases Payments - Expenses of Amount Recognized Payments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [abstract]
Leases minimum payments	$ 267,708	$ 278,772	$ 314,493